MINERAL PROPERTIES AND EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about mineral property and exploration and evaluation assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of exploration and evaluation assets [Abstract]
Exploration and evaluation assets, beginning of period	$ 43,953	$ 34,939
Additions	2,968	3,745
Recoveries from 100% Impala funded implementation budget		(229)
Write-off costs associated with prospecting right closures	(223)
Foreign currency translation adjustment	(6,325)	5,498
Exploration and evaluation assets, end of period	$ 40,373	$ 43,953